Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Components of Lease Costs

The components of the lease costs and supplemental cash flow information relating to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$4,949	$5,209	$5,488
Short-term and variable lease cost	4,359	3,996	3,417
Total lease cost	$9,308	$9,205	$8,905

Schedule of Supplemental Cash Flow Information

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$8,554	$8,935
Weighted average remaining lease term - operating leases (years)	5.8	6.8
Weighted average discount rate - operating leases	7.92%	7.86%

Schedule of Undiscounted Future Lease Payments for Non-Cancelable Operating Leases

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2024
2025	$7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	46,111
Less: imputed interest	(8,740)
Total operating lease liabilities	$37,371

Schedule of Balance Sheet Information

Operating lease balances presented on the Consolidated Balance Sheets were as follows (in thousands):

As of December 31, 2024
Operating lease ROU assets	$16,339

Operating lease liabilities	$4,756
Operating lease liabilities, net of current portion	32,615
Total operating lease liabilities	$37,371